Fair Value Measurement (Details) - USD ($)	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Derivative liability	$ 312,724
Fair value of the derivative liabilities	$ 312,724